LEASES - Maturities of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases:
2026	¥ 132,927
2027	108,536
2028	80,092
Thereafter	14,314
Total undiscounted lease payments	335,869
Less: imputed interest	(27,180)
Total operating lease liabilities	308,689	¥ 476,403
Financing leases:
2026	5
2027	5
2028	5
Thereafter	7,449,810
Total undiscounted lease payments	7,449,825
Less: imputed interest	(4,089,552)
Total financing lease liabilities	¥ 3,360,273